                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7992
--------------------------------------------------------------------------------

                               MFS SERIES TRUST XI
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                      Date of fiscal year end: September 30
--------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) UNION STANDARD EQUITY FUND 9/30/05

ANNUAL REPORT
---------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             14
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    21
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           28
---------------------------------------------------
TRUSTEES AND OFFICERS                            29
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    34
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            38
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   38
---------------------------------------------------
FEDERAL TAX INFORMATION                          38
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE

              Stocks                                     97.7%
              Cash & Other Assets                         2.3%


              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           4.3%
              ------------------------------------------------
              General Electric Co.                        4.1%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              American International Group, Inc.          2.7%
              ------------------------------------------------
              Altria Group, Inc.                          2.5%
              ------------------------------------------------
              Bank of America Corp.                       2.2%
              ------------------------------------------------
              Microsoft Corp.                             2.2%
              ------------------------------------------------
              Intel Corp.                                 2.0%
              ------------------------------------------------
              Apple Computer, Inc.                        1.9%
              ------------------------------------------------
              Verizon Communications, Inc.                1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         16.5%
              ------------------------------------------------
              Technology                                 14.3%
              ------------------------------------------------
              Industrial Goods & Services                12.4%
              ------------------------------------------------
              Health Care                                10.7%
              ------------------------------------------------
              Consumer Staples                            9.7%
              ------------------------------------------------
              Utilities & Communications                  8.1%
              ------------------------------------------------
              Energy                                      7.9%
              ------------------------------------------------
              Leisure                                     7.3%
              ------------------------------------------------
              Retailing                                   4.5%
              ------------------------------------------------
              Basic Materials                             4.0%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------
              Autos & Housing                             0.9%
              ------------------------------------------------

Percentages are based on net assets as of 9/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2005, all of the share classes of the MFS Union Standard Equity Fund outperformed the fund's benchmark, the Standard & Poor's 500 Stock Index (the S&P 500).

CONTRIBUTORS TO PERFORMANCE

Our positions in the retailing, utilities and communication, and consumer staple sectors boosted the portfolio's performance relative to the S&P 500. Stock selection in retailing was the strongest contributor. In this sector, our avoidance of retail giant Wal-Mart helped relative performance as the stock underperformed the overall benchmark.

Stock selection was also positive in utilities and communication. Electric power generator TXU was a top overall contributor in this group. In consumer staples, a combination of stock selection and an overweighted position in the sector aided results with consumer products manufacturer Altria Group among the fund's top contributors.

Elsewhere in the portfolio, casino operator Boyd Gaming* (not an index constituent), insurance provider American International Group, semiconductor company Texas Instruments, energy distributor CMS Energy, and system software developer Compuware were positive contributors to relative performance.

DETRACTORS FROM PERFORMANCE

A combination of stock selection and our underweighted position in the strong-performing energy sector was the largest detractor from relative results. Within this sector our positioning in Marathon Oil* was a significant drag on relative performance.

Stock selection in the health care sector also detracted from relative results. Our positions in pharmaceutical giant Merck and medical devices company Zimmer Holdings hindered results. Our overweight in the autos and housing sector held back relative performance. Auto company Ford, which underperformed the benchmark, was among the fund's top detractors for the period.

Although our holdings in the technology sector did well against the index, the largest single detractor from relative performance was our position in virus protection software provider Symantec*. Other relative detractors within this sector included computer manufacturer Hewlett-Packard*, which was eliminated from the portfolio prior to a large run-up in share price, and online auctioneer eBay*.

Other negative contributors included residential mortgage lender Countrywide Financial and financial services firm Goldman Sachs* as well as telecom services provider Verizon Communications.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Jonathan Sage
Portfolio Manager

Note to Shareholders: Jonathan Sage became the Portfolio Manager of the fund in October 2005. He replaced James M. Perkins.

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                         MFS Union      Standard & Poor's
                      Standard Equity      500 Stock
                      Fund - Class I         Index

          9/95           $10,000           $10,000
          9/96            12,096            12,032
          9/97            16,029            16,896
          9/98            18,231            18,426
          9/99            19,320            23,547
          9/00            17,880            26,675
          9/01            13,938            19,577
          9/02            11,355            15,570
          9/03            13,424            19,365
          9/04            15,435            22,049
          9/05            17,741            24,750

TOTAL RETURNS THROUGH 9/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr        10-yr
-----------------------------------------------------------------------------
        A                 8/07/97             14.51%       -0.50%       5.58%
-----------------------------------------------------------------------------
        B                 8/11/97             13.84%       -1.14%       5.06%
-----------------------------------------------------------------------------
        C                 8/11/97             13.90%       -1.12%       5.08%
-----------------------------------------------------------------------------
        I                 1/14/94             14.94%       -0.16%       5.90%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks

Average large-cap core fund+                  11.55%       -2.87%       7.82%
-----------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#            12.25%       -1.49%       9.49%

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
        A                                      7.92%       -1.67%       4.96%
-----------------------------------------------------------------------------
        B                                      9.84%       -1.54%       5.06%
-----------------------------------------------------------------------------
        C                                     12.90%       -1.12%       5.08%
-----------------------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Standard & Poor's 500 Stock Index (S&P 500) - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain eligible investors.

Performance for share classes offered after Class I shares includes the performance of the fund's Class I shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, APRIL 1, 2005 THROUGH SEPTEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
-----------------------------------------------------------------------------
           Actual            1.30%    $1,000.00       $1,039.60        $ 6.65
    A      ------------------------------------------------------------------
           Hypothetical*     1.30%    $1,000.00       $1,018.55        $ 6.58
-----------------------------------------------------------------------------
           Actual            1.95%    $1,000.00       $1,036.90        $ 9.96
    B     -------------------------------------------------------------------
           Hypothetical*     1.95%    $1,000.00       $1,015.29        $ 9.85
-----------------------------------------------------------------------------
           Actual            1.95%    $1,000.00       $1,037.00        $ 9.96
    C      ------------------------------------------------------------------
           Hypothetical*     1.95%    $1,000.00       $1,015.29        $ 9.85
-----------------------------------------------------------------------------
           Actual            0.95%    $1,000.00       $1,041.90        $ 4.86
    I      ------------------------------------------------------------------
           Hypothetical*     0.95%    $1,000.00       $1,020.31        $ 4.81
-----------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 9/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.7%
-----------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------
Aerospace - 2.5%
-----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                     9,863    $    602,038
Northrop Grumman Corp.                                                   10,809         587,469
                                                                                   ------------
                                                                                   $  1,189,507
-----------------------------------------------------------------------------------------------
Automotive - 0.9%
-----------------------------------------------------------------------------------------------
Ford Motor Co.                                                           41,600    $    410,176
-----------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.1%
-----------------------------------------------------------------------------------------------
Bank of America Corp.                                                    24,296    $  1,022,862
Citigroup, Inc.                                                           7,346         334,390
Countrywide Financial Corp.                                              16,814         554,526
Fannie Mae                                                                6,870         307,913
J.P. Morgan Chase & Co.                                                  16,100         546,273
Ryder System, Inc.                                                       10,088         345,211
Washington Mutual, Inc.                                                  17,570         689,095
                                                                                   ------------
                                                                                   $  3,800,270
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.5%
-----------------------------------------------------------------------------------------------
Time Warner, Inc.                                                        38,370    $    694,881
Viacom, Inc., "B"                                                        22,447         740,975
Walt Disney Co.                                                          27,600         665,988
                                                                                   ------------
                                                                                   $  2,101,844
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.8%
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                 6,496    $    398,530
-----------------------------------------------------------------------------------------------
Chemicals - 1.7%
-----------------------------------------------------------------------------------------------
Dow Chemical Co.                                                          9,600    $    400,032
PPG Industries, Inc.                                                      7,100         420,249
                                                                                   ------------
                                                                                   $    820,281
-----------------------------------------------------------------------------------------------
Computer Software - 3.4%
-----------------------------------------------------------------------------------------------
Compuware Corp.*                                                         62,468    $    593,446
Microsoft Corp.                                                          39,720       1,021,996
                                                                                   ------------
                                                                                   $  1,615,442
-----------------------------------------------------------------------------------------------
Computer Software - Systems - 3.8%
-----------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                    16,700    $    895,287
Dell, Inc.*                                                               9,200         314,640
International Business Machines Corp.                                     7,400         593,628
                                                                                   ------------
                                                                                   $  1,803,555
-----------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.8%
-----------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                    10,900    $    575,411
Kimberly-Clark Corp.                                                      7,440         442,903
Procter & Gamble Co.                                                     12,560         746,818
                                                                                   ------------
                                                                                   $  1,765,132
-----------------------------------------------------------------------------------------------
Electrical Equipment - 4.1%
-----------------------------------------------------------------------------------------------
General Electric Co.                                                     57,448    $  1,934,274
-----------------------------------------------------------------------------------------------
Electronics - 5.2%
-----------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                       7,448    $    300,452
Intel Corp.                                                              38,100         939,165
PerkinElmer, Inc.                                                        17,883         364,277
SanDisk Corp.*                                                            8,700         419,775
Texas Instruments, Inc.                                                  13,165         446,294
                                                                                   ------------
                                                                                   $  2,469,963
-----------------------------------------------------------------------------------------------
Energy - Integrated - 6.9%
-----------------------------------------------------------------------------------------------
Chevron Corp.                                                             7,500    $    485,475
ConocoPhillips                                                           10,800         755,028
Exxon Mobil Corp.                                                        31,532       2,003,543
                                                                                   ------------
                                                                                   $  3,244,046
-----------------------------------------------------------------------------------------------
Food & Drug Stores - 2.8%
-----------------------------------------------------------------------------------------------
CVS Corp.                                                                22,540    $    653,885
Kroger Co.*                                                              31,800         654,762
                                                                                   ------------
                                                                                   $  1,308,647
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.4%
-----------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                              11,680    $    227,760
General Mills, Inc.                                                      11,289         544,130
PepsiCo, Inc.                                                            14,300         810,953
                                                                                   ------------
                                                                                   $  1,582,843
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
-----------------------------------------------------------------------------------------------
Georgia-Pacific Corp.                                                    16,300    $    555,178
-----------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
-----------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                              8,253    $    538,013
-----------------------------------------------------------------------------------------------
General Merchandise - 0.9%
-----------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                         6,119    $    409,178
-----------------------------------------------------------------------------------------------
Insurance - 7.6%
-----------------------------------------------------------------------------------------------
American International Group, Inc.                                       20,138    $  1,247,750
Hartford Financial Services Group, Inc.                                   8,697         671,147
MetLife, Inc.                                                            11,500         573,045
St. Paul Travelers Cos., Inc.                                            16,100         722,407
UNUMProvident Corp.                                                      18,512         379,496
                                                                                   ------------
                                                                                   $  3,593,845
-----------------------------------------------------------------------------------------------
Machinery & Tools - 5.8%
-----------------------------------------------------------------------------------------------
Cummins, Inc.                                                             6,600    $    580,734
Deere & Co.                                                               9,300         569,160
Harsco Corp.                                                              5,500         360,635
Illinois Tool Works, Inc.                                                 7,300         601,009
Navistar International Corp.*                                             9,200         298,356
Timken Co.                                                               11,587         343,323
                                                                                   ------------
                                                                                   $  2,753,217
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.9%
-----------------------------------------------------------------------------------------------
HCA, Inc.                                                                11,400    $    546,288
Manor Care, Inc.                                                          9,000         345,690
                                                                                   ------------
                                                                                   $    891,978
-----------------------------------------------------------------------------------------------
Medical Equipment - 2.4%
-----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                    9,275    $    575,514
Zimmer Holdings, Inc.*                                                    7,735         532,864
                                                                                   ------------
                                                                                   $  1,108,378
-----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.3%
-----------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                      23,915    $    599,071
-----------------------------------------------------------------------------------------------
Network & Telecom - 1.9%
-----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                     21,060    $    377,606
Corning, Inc.*                                                           27,900         539,307
                                                                                   ------------
                                                                                   $    916,913
-----------------------------------------------------------------------------------------------
Oil Services - 1.0%
-----------------------------------------------------------------------------------------------
Halliburton Co.                                                           6,607    $    452,712
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 6.4%
-----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                           5,430    $    290,614
Johnson & Johnson                                                        20,538       1,299,645
Merck & Co., Inc.                                                        25,090         682,699
Wyeth                                                                    16,201         749,620
                                                                                   ------------
                                                                                   $  3,022,578
-----------------------------------------------------------------------------------------------
Railroad & Shipping - 1.4%
-----------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                       10,780    $    644,644
-----------------------------------------------------------------------------------------------
Restaurants - 1.7%
-----------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                       12,600    $    336,546
YUM! Brands, Inc.                                                         9,130         441,983
                                                                                   ------------
                                                                                   $    778,529
-----------------------------------------------------------------------------------------------
Specialty Chemicals - 1.1%
-----------------------------------------------------------------------------------------------
Praxair, Inc.                                                            10,900    $    522,437
-----------------------------------------------------------------------------------------------
Specialty Stores - 0.8%
-----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                           18,600    $    380,928
-----------------------------------------------------------------------------------------------
Telephone Services - 3.8%
-----------------------------------------------------------------------------------------------
BellSouth Corp.                                                          18,531    $    487,364
SBC Communications, Inc.                                                 16,150         387,116
Verizon Communications, Inc.                                             27,345         893,908
                                                                                   ------------
                                                                                   $  1,768,388
-----------------------------------------------------------------------------------------------
Tobacco - 2.5%
-----------------------------------------------------------------------------------------------
Altria Group, Inc.                                                       16,188    $  1,193,217
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.0%
-----------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                        39,889    $    656,174
TXU Corp.                                                                 6,500         733,720
                                                                                   ------------
                                                                                   $  1,389,894
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $38,451,934)                        $ 45,963,608
-----------------------------------------------------------------------------------------------
Short-Term Obligation - 2.4%
-----------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.88%, due 10/03/05, at Amortized Cost<   $  1,126,000    $  1,125,757
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $39,577,691)                                   $ 47,089,365
-----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                 (23,878)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $ 47,065,487
-----------------------------------------------------------------------------------------------
< The rate shown represents an annualized yield at time of purchase.
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS   Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 9/30/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $39,577,691)                $47,089,365
Cash                                                                        432
Receivable for fund shares sold                                          14,037
Dividends receivable                                                     59,493
Other assets                                                                507
-------------------------------------------------------------------------------------------------------
Total assets                                                                                $47,163,834
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable to investment adviser                                           $15,564
Payable for fund shares reacquired                                       12,987
Payable to affiliates
  Management fee                                                            838
  Shareholder servicing costs                                             3,556
  Distribution and service fees                                             176
  Administrative services fee                                                42
Accrued expenses and other liabilities                                   65,184
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                               $98,347
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $47,065,487
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $48,515,844
Unrealized appreciation (depreciation) on investments                 7,511,674
Accumulated net realized gain (loss) on investments                  (9,449,356)
Accumulated undistributed net investment income                         487,325
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $47,065,487
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     3,798,707
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $9,993,635
  Shares outstanding                                                    810,273
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.33
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.33)                                                    $13.08
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,081,740
  Shares outstanding                                                    172,212
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.09
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $790,495
  Shares outstanding                                                     65,568
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.06
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $34,199,617
  Shares outstanding                                                  2,750,654
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.43
-------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS   Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 9/30/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                             $946,601
  Interest                                                                28,200
------------------------------------------------------------------------------------------------------
Total investment income                                                                       $974,801
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $290,420
  Distribution and service fees                                           61,288
  Shareholder servicing costs                                             69,934
  Administrative services fee                                              7,245
  Trustees' compensation                                                   1,210
  Custodian fee                                                           20,086
  Printing and Postage                                                    28,319
  Auditing fees                                                           45,225
  Legal fees                                                               1,811
  Registration fees                                                       54,202
  Shareholder solicitation expenses                                        1,495
  Miscellaneous                                                           11,578
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $592,813
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (1,791)
  Reduction of expenses by investment adviser                           (105,415)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $485,607
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $489,194
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions (identified
cost basis)                                                                                 $3,526,902
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                             $1,992,392
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $5,519,294
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $6,008,488
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS   Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 9/30                                              2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                               $489,194                   $295,041
Net realized gain (loss) on investments                            3,526,902                  2,663,976
Net unrealized gain (loss) on investments                          1,992,392                  2,245,189
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $6,008,488                 $5,204,206
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(41,591)                  $(39,787)
  Class C                                                               (128)                        --
  Class I                                                           (253,272)                  (230,276)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(294,991)                 $(270,063)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                   $870,203                   $556,634
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $20                        $--
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $6,583,720                 $5,490,777
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           $40,481,767                $34,990,990

At end of period (including accumulated undistributed net
investment income of $487,325 and $294,991, respectively)        $47,065,487                $40,481,767
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS    Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                          YEARS ENDED 9/30
CLASS A                                  -----------------------------------------------------------------------------------
                                               2005=             2004             2003               2002               2001
Net asset value, beginning of period          $10.82            $9.49            $8.09              $9.98             $12.91
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                        $0.10            $0.06            $0.05              $0.03              $0.02
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      1.47             1.33             1.38              (1.90)             (2.88)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.57            $1.39            $1.43             $(1.87)            $(2.86)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.06)          $(0.06)          $(0.03)            $(0.02)            $(0.07)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.33           $10.82            $9.49              $8.09              $9.98
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                        14.51            14.64            17.66QQQQ         (18.76)            (22.27)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            1.54             1.52             1.57               1.44               1.47
Expenses after expense reductions##             1.30             1.30             1.26               1.20               1.22
Net investment income                           0.88             0.54             0.57               0.30               0.18
Portfolio turnover                                48               59               59                 48                 69
Net assets at end of period
(000 Omitted)                                 $9,994           $7,896           $6,634             $5,872             $9,493
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          YEARS ENDED 9/30
CLASS B                                  -----------------------------------------------------------------------------------
                                               2005=             2004             2003               2002               2001
Net asset value, beginning of period          $10.62            $9.33            $7.98              $9.89             $12.82
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                 $0.03           $(0.01)          $(0.01)            $(0.03)            $(0.05)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      1.44             1.30             1.36              (1.88)             (2.87)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.47            $1.29            $1.35             $(1.91)            $(2.92)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $--              $--              $--                $--             $(0.01)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.09           $10.62            $9.33              $7.98              $9.89
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                        13.84            13.83            16.92QQQQ         (19.31)            (22.77)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            2.19             2.17             2.21               2.09               2.12
Expenses after expense reductions##             1.95             1.95             1.90               1.85               1.87
Net investment income (loss)                    0.25            (0.11)           (0.08)             (0.34)             (0.46)
Portfolio turnover                                48               59               59                 48                 69
Net assets at end of period
(000 Omitted)                                 $2,082           $2,234           $2,082             $2,534             $3,211
----------------------------------------------------------------------------------------------------------------------------

                                                                          YEARS ENDED 9/30
CLASS C                                 ------------------------------------------------------------------------------------
                                              2005=              2004             2003               2002               2001
Net asset value, beginning of period         $10.59             $9.30            $7.95              $9.85             $12.76
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                $0.03            $(0.01)          $(0.01)            $(0.03)            $(0.05)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     1.44              1.30             1.36              (1.87)             (2.86)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.47             $1.29            $1.35             $(1.90)            $(2.91)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.00)+++           $--              $--                $--                $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $12.06            $10.59            $9.30              $7.95              $9.85
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                       13.90             13.87            16.98QQQQ         (19.29)            (22.81)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##           2.19              2.17             2.20               2.09               2.12
Expenses after expense reductions##            1.95              1.95             1.89               1.85               1.87
Net investment income (loss)                   0.23             (0.11)           (0.07)             (0.34)             (0.47)
Portfolio turnover                               48                59               59                 48                 69
Net assets at end of period
(000 Omitted)                                  $790              $659             $466               $697             $1,088
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          YEARS ENDED 9/30
CLASS I                                  -----------------------------------------------------------------------------------
                                               2005=             2004             2003               2002               2001

Net asset value, beginning of period          $10.90            $9.56            $8.15             $10.06             $13.03
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                        $0.15            $0.09            $0.08              $0.07              $0.06
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      1.47             1.34             1.40              (1.92)             (2.91)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.62            $1.43            $1.48             $(1.85)            $(2.85)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.09)          $(0.09)          $(0.07)            $(0.06)            $(0.12)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.43           $10.90            $9.56              $8.15             $10.06
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                           14.94            14.98            18.22QQQQ         (18.53)            (22.05)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            1.19             1.17             1.22               1.09               1.12
Expenses after expense reductions##             0.95             0.95             0.91               0.85               0.87
Net investment income                           1.23             0.89             0.92               0.65               0.52
Portfolio turnover                                48               59               59                 48                 69
Net assets at end of period
(000 Omitted)                                $34,200          $29,693          $25,809            $27,658            $38,108
----------------------------------------------------------------------------------------------------------------------------

   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns do not include any applicable sales charges.
   = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.
 +++ Per share amount was less than $0.01.
QQQQ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the
     Class A, Class B, Class C, and Class I total returns for the year ended September 30, 2003 would have been lower by approximately 0.73%, 0.74%, 0.74%, and 0.72%, respectively.
***  Certain expenses have been reduced without which performance would have been lower.
   & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Union Standard Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended September 30, 2005, the fund's custodian fees were reduced by $1,749 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended September 30, 2005, the fund's miscellaneous expenses were reduced by $42 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for wash sale loss deferrals and non-taxable distributions.

The tax character of distributions declared for the years ended September 30, 2005 and September 30, 2004 was as follows:

                                               9/30/05         9/30/04
        Distributions declared from:
           Ordinary income                    $294,991        $270,063

During the year ended September 30, 2005, accumulated undistributed net investment income decreased by $1,869 and accumulated undistributed net realized loss on investments decreased by $1,869 due to differences between book and tax accounting for non-taxable distribution. This change had no effect on the net assets or net asset value per share.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $487,325
          Capital loss carryforward                   (9,434,416)
          Unrealized appreciation                      7,496,734

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          September 30, 2010                            $(3,259,471)
          September 30, 2011                             (5,556,028)
          September 30, 2012                               (618,917)
          ---------------------------------------------------------
          Total                                         $(9,434,416)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that these operating expenses did not exceed 0.30% of the fund's average daily net assets annually. To the extent that the fund's actual operating expenses were below 0.30%, any excess would have been applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement terminated on January 31, 2005. The fund will not be required to reimburse MFS $97,055 for unreimbursed expenses. Effective February 1, 2005, MFS has contractually agreed to limit the fund's operating expenses and to pay the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.30% of the fund's average daily net assets annually. This new arrangement will be in effect until February 1, 2006 unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $3,405 for the year ended September 30, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                      TOTAL    ANNUAL SERVICE FEE  DISTRIBUTION
       DISTRIBUTION    SERVICE DISTRIBUTION EFFECTIVE    RETAINED   AND SERVICE
           FEE RATE   FEE RATE      PLAN(1)   RATE(2)   BY MFD(3)           FEE

Class A       0.10%      0.25%        0.35%     0.35%      $1,865       $31,364
Class B       0.75%      0.25%        1.00%     1.00%          21        22,692
Class C       0.75%      0.25%        1.00%     1.00%           3         7,232
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                      $61,288

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2005 based on each class' average daily net assets.
(3) For the year ended September 30, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 2005, were as follows:

                                                       AMOUNT

          Class A                                        $385
          Class B                                       7,745
          Class C                                          67

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2005, the fee was $47,424, which equated to 0.1061% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended September 30, 2005, these costs amounted to $14,616.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended September 30, 2005 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $228, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $21,812,712 and $20,864,800, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $39,592,631
          ---------------------------------------------------------
          Gross unrealized appreciation                 $10,102,308
          Gross unrealized depreciation                  (2,605,574
          ---------------------------------------------------------
          Net unrealized appreciation                    $7,496,734

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 Year ended 9/30/05                Year ended 9/30/04
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS A SHARES

Shares sold                                     275,526        $3,268,191         213,353        $2,233,782
Shares issued to shareholders in
reinvestment of distributions                     3,456            40,440           3,811            38,452
Shares reacquired                              (198,667)       (2,345,095)       (186,115)       (1,959,847)
--------------------------------------------------------------------------------------------------------------
Net change                                       80,315          $963,536          31,049          $312,387

CLASS B SHARES

Shares sold                                      48,372          $567,795          31,750          $329,460
Shares reacquired                               (86,498)       (1,014,404)        (44,606)         (458,733)
--------------------------------------------------------------------------------------------------------------
Net change                                      (38,126)        $(446,609)        (12,856)        $(129,273)

CLASS C SHARES

Shares sold                                      21,507          $252,006          24,913          $258,228
Shares issued to shareholders in
reinvestment of distributions                         8                88              --                --
Shares reacquired                               (18,115)         (209,726)        (12,834)         (132,873)
--------------------------------------------------------------------------------------------------------------
Net change                                        3,400           $42,368          12,079          $125,355

CLASS I SHARES

Shares sold                                       7,633           $91,490           4,903           $53,372
Shares issued to shareholders in
reinvestment of distributions                    21,537           253,272          22,710           230,276
Shares reacquired                                (2,811)          (33,854)         (3,304)          (35,483)
--------------------------------------------------------------------------------------------------------------
Net change                                       26,359          $310,908          24,309          $248,165

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended September 30, 2005, was $296, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended September 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust XI and the Shareholders of MFS Union Standard Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Union Standard Equity Fund (one of the series comprising MFS Series Trust XI) (the "Trust"), as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Union Standard Equity Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 23, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER              THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School (education),
                                                                       John Olin Visiting Professor (since
                                                                       July 2002); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to December
                                                                       2002); Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December 2001);
                                                                       Fidelity Management & Research Company
                                                                       (investment adviser), President (March
                                                                       1997 to July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                         Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health care
                                                                       companies), Managing General Partner
                                                                       (since 1993); Cambridge Nutraceuticals
                                                                       (professional nutritional products),
                                                                       Chief Executive Officer (until May
                                                                       2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary (since
                                                                       April 2004); Hale and Dorr LLP (law
                                                                       firm), Partner (prior to April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President
------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS
Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                   CUSTODIAN
Massachusetts Financial Services Company             State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741           225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                          Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741           200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
Jonathan Sage

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class I shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class I shares was in the 1st quintile for the one-year period and the 3rd quintile for the five-year period ended
December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class I shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

For the year ended September 30, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconcilation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              UNE-ANN-11/05 2M

MFS(R) MID CAP VALUE FUND                                               9/30/05

ANNUAL REPORT
---------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    29
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           39
---------------------------------------------------
TRUSTEES AND OFFICERS                            40
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    45
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            49
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   49
---------------------------------------------------
FEDERAL TAX INFORMATION                          49
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE

              ------------------------------------------------
              Stocks                                     96.6%
              Cash & Other Assets                         3.4%

              TOP TEN HOLDINGS

              Owens-Illinois, Inc.                        2.2%
              ------------------------------------------------
              Devon Energy Corp.                          2.2%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          2.1%
              ------------------------------------------------
              Bowater, Inc.                               2.0%
              ------------------------------------------------
              BJ Services Co.                             1.8%
              ------------------------------------------------
              Investors Financial Services Corp.          1.8%
              ------------------------------------------------
              Sovereign Bancorp, Inc.                     1.7%
              ------------------------------------------------
              Endurance Specialty Holdings Ltd.           1.7%
              ------------------------------------------------
              Noble Energy, Inc.                          1.7%
              ------------------------------------------------
              North Fork Bancorporation, Inc.             1.6%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         25.2%
              ------------------------------------------------
              Energy                                     10.1%
              ------------------------------------------------
              Basic Materials                             9.0%
              ------------------------------------------------
              Utilities & Communications                  8.8%
              ------------------------------------------------
              Technology                                  8.3%
              ------------------------------------------------
              Retailing                                   8.2%
              ------------------------------------------------
              Leisure                                     7.0%
              ------------------------------------------------
              Health Care                                 5.5%
              ------------------------------------------------
              Autos & Housing                             5.5%
              ------------------------------------------------
              Transportation                              4.1%
              ------------------------------------------------
              Industrial Goods & Services                 3.0%
              ------------------------------------------------
              Consumer Staples                            1.9%
              ------------------------------------------------

Percentages are based on net assets as of 9/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2005, Class A shares of the MFS Mid Cap Value Fund provided a total return of 20.11%, at net asset value. In comparison, the fund's benchmark, the Russell Midcap Value Index, returned 26.13%.

DETRACTORS FROM PERFORMANCE

Stock selection and, to a lesser extent, our overweighted position in the basic materials sector was the largest detractor to performance relative to the fund's benchmark. Our holdings in paper product manufacturer Smurfit-Stone Container and newsprint maker Bowater dampened investment results as both stocks declined during the period.

Stock selection in the retailing and leisure sectors also detracted from relative results as returns in both sectors lagged that of the overall index. In retailing, our holdings in apparel maker Kellwood* (not an index constituent) and in discount retailer Family Dollar Stores held back performance. Although leisure was a top detracting sector overall, no individual stocks within the sector were among the fund's top detractors for the period.

Stocks in other sectors that hurt relative returns included financial services firm Friedman, Billings, Ramsey Group*, ATM maker Diebold, and electronics manufacturer Solectron*. Although overall the portfolio benefited from our exposure to the strong-performing energy sector, not holding independent oil refiner Valero Energy (an index constituent) held back results during the period. Not holding Texas-based electric utilities company TXU also detracted from results.

CONTRIBUTORS TO PERFORMANCE

Our overweighted position in the energy sector boosted relative results during the period. Six stocks in this sector were among the portfolio's top ten most positive contributors. These included independent oil and gas producers Devon Energy and Range Resources*, oilfield services company BJ Services, oil exploration and production companies EOG Resources* and Newfield Exploration*, and drill rig operator GlobalSantaFe.

Stock selection and our underweighted positions in both the autos & housing and industrial goods & services sectors also contributed to relative returns. Stocks in other sectors that aided relative results during the period included our holdings in online brokerage services firm AmeriTrade*, communications equipment manufacturer ADC Telecommunications, and investment management firm Legg Mason*.

* Security was not held in the portfolio at period-end.

Respectfully,

Constantinos Mokas
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2005. Index information is from September 1, 2001.)

                             MFS Mid Cap        Russell
                             Value Fund       MidCap Value
                             - Class A           Index

              8/01           $ 9,425           $10,000
              9/01             8,237             9,046
              9/02             8,070             8,552
              9/03            10,107            10,972
              9/04            12,379            13,784
              9/05            14,868            17,385

TOTAL RETURNS THROUGH 9/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        Life*
-----------------------------------------------------------------
        A                 8/31/01             20.11%       11.81%
-----------------------------------------------------------------
        B                11/01/01             19.40%       11.18%
-----------------------------------------------------------------
        C                11/01/01             19.30%       11.18%
-----------------------------------------------------------------
        I                11/01/01             20.56%       12.22%
-----------------------------------------------------------------
        R                12/31/02             19.90%       11.75%
-----------------------------------------------------------------
       R1                 4/01/05             19.72%       11.72%
-----------------------------------------------------------------
       R2                 4/01/05             19.89%       11.76%
-----------------------------------------------------------------
       R3                10/31/03             19.66%       11.59%
-----------------------------------------------------------------
       R4                 4/01/05             20.11%       11.81%
-----------------------------------------------------------------
       R5                 4/01/05             20.36%       11.86%
-----------------------------------------------------------------
      529A                7/31/02             19.83%       11.58%
-----------------------------------------------------------------
      529B                7/31/02             19.01%       11.01%
-----------------------------------------------------------------
      529C                7/31/02             19.06%       11.06%
-----------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
-----------------------------------------------------------------
Average mid-cap value fund+                   20.19%       12.07%
-----------------------------------------------------------------
Russell Midcap Value Index#                   26.13%       14.50%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

-----------------------------------------------------------------
   Share class                               1-yr        Life*
-----------------------------------------------------------------
        A                                     13.20%       10.20%
-----------------------------------------------------------------
        B                                     15.40%       10.83%
-----------------------------------------------------------------
        C                                     18.30%       11.18%
-----------------------------------------------------------------
      529A                                    12.94%        9.97%
-----------------------------------------------------------------
      529B                                    15.01%       10.65%
-----------------------------------------------------------------
      529C                                    18.06%       11.06%
-----------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

* For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2005. Index information is from September 1, 2001.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell Midcap Value Index - is constructed to provide a comprehensive barometer for the value securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, APRIL 1, 2005, THROUGH SEPTEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
-----------------------------------------------------------------------------
           Actual            1.34%    $1,000.00       $1,084.80        $ 7.00
    A      ------------------------------------------------------------------
           Hypothetical*     1.34%    $1,000.00       $1,018.35        $ 6.78
-----------------------------------------------------------------------------
           Actual            1.99%    $1,000.00       $1,081.30        $10.38
    B     -------------------------------------------------------------------
           Hypothetical*     1.99%    $1,000.00       $1,015.09        $10.05
-----------------------------------------------------------------------------
           Actual            1.99%    $1,000.00       $1,081.30        $10.38
    C      ------------------------------------------------------------------
           Hypothetical*     1.99%    $1,000.00       $1,015.09        $10.05
-----------------------------------------------------------------------------
           Actual            0.99%    $1,000.00       $1,087.60        $ 5.18
    I      ------------------------------------------------------------------
           Hypothetical*     0.99%    $1,000.00       $1,020.10        $ 5.01
-----------------------------------------------------------------------------
           Actual            1.49%    $1,000.00       $1,084.30        $ 7.79
    R      ------------------------------------------------------------------
           Hypothetical*     1.49%    $1,000.00       $1,017.60        $ 7.54
-----------------------------------------------------------------------------
           Actual            2.20%    $1,000.00       $1,081.40        $11.48
   R1      ------------------------------------------------------------------
           Hypothetical*     2.20%    $1,000.00       $1,014.04        $11.11
-----------------------------------------------------------------------------
           Actual            1.90%    $1,000.00       $1,082.90        $ 9.92
   R2      ------------------------------------------------------------------
           Hypothetical*     1.90%    $1,000.00       $1,015.54        $ 9.60
-----------------------------------------------------------------------------
           Actual            1.74%    $1,000.00       $1,083.30        $ 9.09
  R3      ------------------------------------------------------------------
           Hypothetical*     1.74%    $1,000.00       $1,016.34        $ 8.80
-----------------------------------------------------------------------------
           Actual            1.40%    $1,000.00       $1,084.80        $ 7.32
  R4      ------------------------------------------------------------------
           Hypothetical*     1.40%    $1,000.00       $1,018.05        $ 7.08
-----------------------------------------------------------------------------
           Actual            1.10%    $1,000.00       $1,087.10        $ 5.76
  R5      ------------------------------------------------------------------
           Hypothetical*     1.10%    $1,000.00       $1,019.55        $ 5.57
-----------------------------------------------------------------------------
           Actual            1.59%    $1,000.00       $1,084.00        $ 8.31
529A      ------------------------------------------------------------------
           Hypothetical*     1.59%    $1,000.00       $1,017.10        $ 8.04
-----------------------------------------------------------------------------
           Actual            2.24%    $1,000.00       $1,080.40        $11.68
529B      ------------------------------------------------------------------
           Hypothetical*     2.24%    $1,000.00       $1,013.84        $11.31
-----------------------------------------------------------------------------
           Actual            2.24%    $1,000.00       $1,080.20        $11.68
529C      ------------------------------------------------------------------
           Hypothetical*     2.24%    $1,000.00       $1,013.84        $11.31
-----------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 9/30/05


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.6%
-----------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.8%
-----------------------------------------------------------------------------------------------
Columbia Sportswear Co.*                                                125,000    $  5,800,000
Polo Ralph Lauren Corp., "A"                                            136,000       6,840,800
                                                                                   ------------
                                                                                   $ 12,640,800
-----------------------------------------------------------------------------------------------
Banks & Credit Companies - 14.9%
-----------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                   250,000    $  5,982,500
Compass Bancshares, Inc.                                                175,000       8,020,250
Countrywide Financial Corp.                                             225,000       7,420,500
First Horizon National Corp.                                            250,000       9,087,500
Investors Financial Services Corp.                                      375,000      12,337,500
Mercantile Bankshares Corp.                                             125,600       6,767,328
North Fork Bancorporation, Inc.                                         450,000      11,475,000
PNC Financial Services Group, Inc.                                      250,000      14,505,000
Sovereign Bancorp, Inc.                                                 550,000      12,122,000
TCF Financial Corp.                                                     275,000       7,356,250
Zions Bancorporation                                                    125,000       8,901,250
                                                                                   ------------
                                                                                   $103,975,078
-----------------------------------------------------------------------------------------------
Biotechnology - 0.6%
-----------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                            90,000    $  4,427,100
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.1%
-----------------------------------------------------------------------------------------------
ADVO, Inc.                                                              125,000    $  3,911,250
Citadel Broadcasting Corp.                                              400,000       5,492,000
Interpublic Group of Cos., Inc.*                                        475,600       5,535,984
Radio One, Inc., "D"*                                                   500,000       6,575,000
                                                                                   ------------
                                                                                   $ 21,514,234
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.2%
-----------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                  66,400    $  7,287,400
Mellon Financial Corp.                                                  300,000       9,591,000
Waddell & Reed Financial, Inc., "A"                                     300,000       5,808,000
                                                                                   ------------
                                                                                   $ 22,686,400
-----------------------------------------------------------------------------------------------
Chemicals - 1.6%
-----------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                      650,000    $ 10,965,500
-----------------------------------------------------------------------------------------------
Computer Software - 4.1%
-----------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                 250,000    $  6,080,000
Compuware Corp.*                                                        650,000       6,175,000
McAfee, Inc.*                                                           250,000       7,855,000
TIBCO Software, Inc.*                                                 1,000,000       8,360,000
                                                                                   ------------
                                                                                   $ 28,470,000
-----------------------------------------------------------------------------------------------
Computer Software - Systems - 1.4%
-----------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                               2,500,000    $  9,800,000
-----------------------------------------------------------------------------------------------
Construction - 2.9%
-----------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                       250,000    $  9,055,000
Headwaters, Inc.*                                                       151,910       5,681,434
Pulte Homes, Inc.                                                       125,000       5,365,000
                                                                                   ------------
                                                                                   $ 20,101,434
-----------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
-----------------------------------------------------------------------------------------------
Clorox Co.                                                              150,000    $  8,331,000
Estee Lauder Cos., Inc., "A"                                            137,600       4,792,608
                                                                                   ------------
                                                                                   $ 13,123,608
-----------------------------------------------------------------------------------------------
Containers - 3.6%
-----------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                   761,500    $ 15,702,130
Smurfit-Stone Container Corp.*                                          900,000       9,324,000
                                                                                   ------------
                                                                                   $ 25,026,130
-----------------------------------------------------------------------------------------------
Electrical Equipment - 3.0%
-----------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                      103,900    $  4,876,027
MSC Industrial Direct Co., Inc., "A"                                    250,000       8,292,500
W.W. Grainger, Inc.                                                     125,000       7,865,000
                                                                                   ------------
                                                                                   $ 21,033,527
-----------------------------------------------------------------------------------------------
Electronics - 1.8%
-----------------------------------------------------------------------------------------------
Diebold, Inc.                                                           120,000    $  4,135,200
Novellus Systems, Inc.*                                                 350,000       8,778,000
                                                                                   ------------
                                                                                   $ 12,913,200
-----------------------------------------------------------------------------------------------
Energy - Independent - 5.1%
-----------------------------------------------------------------------------------------------
Devon Energy Corp.                                                      225,000    $ 15,444,000
Newfield Exploration Co.*                                               180,000       8,838,000
Noble Energy, Inc.                                                      250,000      11,725,000
                                                                                   ------------
                                                                                   $ 36,007,000
-----------------------------------------------------------------------------------------------
Energy - Integrated - 1.2%
-----------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                       60,000    $  8,250,000
-----------------------------------------------------------------------------------------------
Food & Drug Stores - 0.9%
-----------------------------------------------------------------------------------------------
Kroger Co.*                                                             300,000    $  6,177,000
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 2.0%
-----------------------------------------------------------------------------------------------
Bowater, Inc.                                                           500,000    $ 14,135,000
-----------------------------------------------------------------------------------------------
Furniture & Appliances - 2.6%
-----------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.*                                       700,000    $  8,288,000
Tupperware Corp.                                                        427,000       9,727,060
                                                                                   ------------
                                                                                   $ 18,015,060
-----------------------------------------------------------------------------------------------
General Merchandise - 0.8%
-----------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                              300,000    $  5,961,000
-----------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.3%
-----------------------------------------------------------------------------------------------
CIGNA Corp.                                                              75,000    $  8,839,500
-----------------------------------------------------------------------------------------------
Insurance - 6.5%
-----------------------------------------------------------------------------------------------
Conseco, Inc.*                                                          400,000    $  8,444,000
Endurance Specialty Holdings Ltd.                                       350,000      11,938,500
Genworth Financial, Inc., "A"                                           323,100      10,416,744
Lincoln National Corp.                                                   67,000       3,485,340
MGIC Investment Corp.                                                   175,000      11,235,000
                                                                                   ------------
                                                                                   $ 45,519,584
-----------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
-----------------------------------------------------------------------------------------------
Hasbro, Inc.                                                            350,000    $  6,877,500
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.6%
-----------------------------------------------------------------------------------------------
Healthsouth Corp.*                                                    2,000,000    $  8,280,000
Tenet Healthcare Corp.*                                                 900,000      10,107,000
                                                                                   ------------
                                                                                   $ 18,387,000
-----------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
-----------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                      150,000    $  5,490,010
-----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 2.9%
-----------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                     140,000    $  5,195,400
Rosetta Resources, Inc.##*                                              313,200       5,950,800
Sempra Energy                                                           200,000       9,412,000
                                                                                   ------------
                                                                                   $ 20,558,200
-----------------------------------------------------------------------------------------------
Network & Telecom - 1.0%
-----------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                                           300,000    $  6,858,000
-----------------------------------------------------------------------------------------------
Oil Services - 3.8%
-----------------------------------------------------------------------------------------------
BJ Services Co.                                                         350,000    $ 12,596,500
GlobalSantaFe Corp.                                                     150,000       6,843,000
Pride International, Inc.*                                              250,000       7,127,500
                                                                                   ------------
                                                                                   $ 26,567,000
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%
-----------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                    250,000    $  6,667,500
-----------------------------------------------------------------------------------------------
Printing & Publishing - 2.0%
-----------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                   160,100    $  6,801,048
Washington Post Co., "B"                                                  9,000       7,222,500
                                                                                   ------------
                                                                                   $ 14,023,548
-----------------------------------------------------------------------------------------------
Railroad & Shipping - 2.6%
-----------------------------------------------------------------------------------------------
Aries Maritime Transport Ltd.*                                          221,000    $  3,315,000
Norfolk Southern Corp.                                                  156,200       6,335,472
Overseas Shipholding Group, Inc.                                        150,000       8,749,500
                                                                                   ------------
                                                                                   $ 18,399,972
-----------------------------------------------------------------------------------------------
Real Estate - 0.6%
-----------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                       215,100    $  4,411,701
-----------------------------------------------------------------------------------------------
Restaurants - 0.9%
-----------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                175,000    $  6,405,000
-----------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
-----------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                   250,000    $  7,155,000
-----------------------------------------------------------------------------------------------
Specialty Stores - 4.7%
-----------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                         218,100    $  6,907,227
PETsMART, Inc.                                                          400,000       8,712,000
Regis Corp.                                                             150,000       5,673,000
Sports Authority, Inc.*                                                 180,000       5,299,200
TJX Cos., Inc.                                                          300,000       6,144,000
                                                                                   ------------
                                                                                   $ 32,735,427
-----------------------------------------------------------------------------------------------
Telephone Services - 1.6%
-----------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                        200,000    $  6,996,000
IDT Corp., "B"*                                                         365,000       4,449,350
                                                                                   ------------
                                                                                   $ 11,445,350
-----------------------------------------------------------------------------------------------
Trucking - 1.5%
-----------------------------------------------------------------------------------------------
CNF, Inc.                                                               200,000    $ 10,500,000
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.3%
-----------------------------------------------------------------------------------------------
AES Corp.*                                                              537,800    $  8,836,054
Calpine Corp.*                                                          700,000       1,813,000
FPL Group, Inc.                                                         118,200       5,626,320
Northeast Utilities                                                     309,600       6,176,520
Pinnacle West Capital Corp.                                             175,000       7,714,000
                                                                                   ------------
                                                                                   $ 30,165,894
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $634,824,876)                                       $676,228,257
-----------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.9%
-----------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.9%
-----------------------------------------------------------------------------------------------
El Paso Corp., 4.99%##* (Identified Cost, $4,875,000)                     5,000    $  6,171,875
-----------------------------------------------------------------------------------------------
Short-Term Obligation - 2.8%
-----------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------
Alpine Securitization Corp., 3.88%, due 10/03/05,
at Amortized Cost<@                                                $ 19,697,000    $ 19,692,754
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $659,392,630)                                  $702,092,886
-----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.3)%                                              (2,051,326)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $700,041,560
-----------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
 @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS    Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 9/30/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $659,392,630)              $702,092,886
Cash                                                                        934
Receivable for investments sold                                      22,171,069
Receivable for fund shares sold                                       1,839,341
Interest and dividends receivable                                       534,512
Receivable from investment adviser                                       68,389
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $726,707,131
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $26,079,008
Payable for fund shares reacquired                                      376,075
Payable to affiliates
  Management fee                                                         14,408
  Shareholder servicing costs                                            90,203
  Distribution and service fees                                           5,837
  Administrative services fee                                               232
  Program manager fees                                                       11
  Retirement plan administration and services fees                           19
Accrued expenses and other liabilities                                   99,778
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $26,665,571
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $700,041,560
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $578,253,898
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          42,700,262
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                    79,087,400
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $700,041,560
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    48,361,784
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $142,971,919
  Shares outstanding                                                  9,891,353
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $14.45
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$14.45)                                                    $15.33
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $113,671,938
  Shares outstanding                                                  8,063,787
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $14.10
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $42,162,472
  Shares outstanding                                                  2,989,769
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $14.10
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $386,860,181
  Shares outstanding                                                 26,415,515
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.65
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $10,760,590
  Shares outstanding                                                    747,310
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.40
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $312,538
  Shares outstanding                                                     22,181
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.09
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $409,654
  Shares outstanding                                                     29,032
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.11
-------------------------------------------------------------------------------------------------------
Class R3
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,218,320
  Shares outstanding                                                     85,132
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.31
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $54,264
  Shares outstanding                                                      3,754
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.45
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $54,345
  Shares outstanding                                                      3,754
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $14.48
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,038,030
  Shares outstanding                                                     72,502
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $14.32
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$14.32)                                                    $15.19
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $174,378
  Shares outstanding                                                     12,482
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.97
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $352,931
  Shares outstanding                                                     25,213
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $14.00
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS    Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 9/30/05

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $7,205,316
  Interest                                                               333,695
  Foreign taxes withheld                                                 (18,506)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $7,520,505
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $4,438,698
  Distribution and service fees                                        1,860,507
  Program manager fees                                                     3,260
  Shareholder servicing costs                                            944,234
  Administrative services fee                                             67,065
  Retirement plan administration and services fees                         2,284
  Trustees' compensation                                                  15,085
  Custodian fee                                                          149,487
  Printing                                                                78,290
  Postage                                                                 10,751
  Auditing fees                                                           34,097
  Legal fees                                                              18,833
  Shareholder solicitation expenses                                       29,497
  Miscellaneous                                                          205,755
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $7,857,843
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (68,849)
  Reduction of expenses by investment adviser                            (71,163)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $7,717,831
------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $(197,326
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                            $89,487,140
  Foreign currency transactions                                           23,288
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $89,510,428
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $14,338,751
  Translation of assets and liabilities in foreign currencies                  6
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $14,338,757
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $103,849,185
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $103,651,859
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS     Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 9/30                                              2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                                $(197,326)                 $(647,034)
Net realized gain (loss) on investments and foreign
currency transactions                                             89,510,428                 46,447,399
Net unrealized gain (loss) on investments and foreign
currency translation                                              14,338,757                 14,170,885
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $103,651,859                $59,971,250
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions
  Class A                                                        $(8,797,219)                       $--
  Class B                                                         (8,915,181)                        --
  Class C                                                         (2,709,307)                        --
  Class I                                                        (24,365,961)                  (268,460)
  Class R                                                           (230,955)                    (1,085)
  Class R3                                                           (21,100)                        (6)
  Class 529A                                                         (65,333)                        --
  Class 529B                                                         (13,148)                        --
  Class 529C                                                         (16,670)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(45,134,874)                 $(269,551)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $191,836,506               $165,644,917
-------------------------------------------------------------------------------------------------------
Redemption fees                                                           $9                     $1,121
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $250,353,500               $225,347,737
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                          $449,688,060               $224,340,323
At end of period (including accumulated net investment
loss of $0 and $3,713, respectively)                            $700,041,560               $449,688,060
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                          YEARS ENDED 9/30
                                         -----------------------------------------------------------------------------------
                                               2005=            2004=             2003               2002              2001*
Net asset value, beginning of period          $13.13           $10.72            $8.56              $8.74             $10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                $(0.01)          $(0.02)           $0.01              $0.02              $0.02
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.56             2.43             2.15              (0.20)             (1.28)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $2.55            $2.41            $2.16             $(0.18)            $(1.26)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $--              $--              $--             $(0.00)+++            $--
  From net realized gain on investments
  and foreign currency transactions            (1.23)              --               --              (0.00)+++             --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $(1.23)             $--              $--             $(0.00)+++            $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $14.45           $13.13           $10.72              $8.56              $8.74
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                        20.11            22.48            25.23              (2.03)            (12.60)++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            1.36             1.36             1.50               1.83             120.50+
Expenses after expense reductions##             1.35             1.34             1.34               1.37               1.00+
Net investment income (loss)                   (0.07)           (0.17)            0.10               0.22               2.24+
Portfolio turnover (%)                           126              128              158                113                 66
Net assets at end of period
(000 Omitted)                               $142,972          $83,631          $47,603            $26,013               $262
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B

                                                                                YEARS ENDED 9/30
                                                       ------------------------------------------------------------------
                                                              2005=              2004=              2003           2002**
Net asset value, beginning of period                         $12.91             $10.61             $8.53            $9.24###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                        $(0.10)            $(0.10)           $(0.05)          $(0.04)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                             2.52               2.40              2.13            (0.67)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              $2.42              $2.30             $2.08           $(0.71)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                      $(1.23)               $--               $--           $(0.00)+++
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $14.10             $12.91            $10.61            $8.53
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                       19.40              21.68             24.38            (7.67)###++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                           2.01               2.01              2.14             2.48+
Expenses after expense reductions##                            2.00               1.99              1.99             2.02+
Net investment loss                                           (0.73)             (0.82)            (0.54)           (0.44)+
Portfolio turnover (%)                                          126                128               158              113
Net assets at end of period (000 Omitted)                  $113,672            $88,348           $65,799          $44,390
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C

                                                                                YEARS ENDED 9/30
                                                       ------------------------------------------------------------------
                                                             2005=              2004=               2003           2002**
Net asset value, beginning of period                        $12.92             $10.61              $8.53            $9.24###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.10)            $(0.10)            $(0.05)          $(0.04)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.51               2.41               2.13            (0.67)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.41              $2.31              $2.08           $(0.71)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     $(1.23)               $--                $--           $(0.00)+++
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $14.10             $12.92             $10.61            $8.53
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                      19.30              21.77              24.38            (7.67)###++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.01               2.01               2.14             2.48+
Expenses after expense reductions##                           2.00               1.99               1.99             2.02+
Net investment loss                                          (0.72)             (0.82)             (0.54)           (0.46)+
Portfolio turnover (%)                                         126                128                158              113
Net assets at end of period (000 Omitted)                  $42,162            $25,482            $16,369          $11,348
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I

                                                                               YEARS ENDED 9/30
                                                      -------------------------------------------------------------------
                                                             2005=               2004=              2003           2002**
Net asset value, beginning of period                        $13.25              $10.80             $8.59            $9.24###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                                      $0.04               $0.02             $0.04            $0.06
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.59                2.45              2.17            (0.71)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.63               $2.47             $2.21           $(0.65)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                   $--                 $--               $--           $(0.00)+++
  From net realized gain on investments and foreign
  currency transactions                                      (1.23)              (0.02)               --            (0.00)+++
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(1.23)             $(0.02)              $--           $(0.00)+++
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $14.65              $13.25            $10.80            $8.59
-------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                         20.56               22.93             25.58            (6.89)###++
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          1.01                1.01              1.16             1.48+
Expenses after expense reductions##                           1.00                0.99              1.00             1.02+
Net investment income                                         0.28                0.18              0.43             0.99+
Portfolio turnover (%)                                         126                 128               158              113
Net assets at end of period (000 Omitted)                 $386,860            $249,118           $93,944           $4,655
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R

                                                                                 YEARS ENDED 9/30
                                                               ----------------------------------------------------
                                                                     2005=               2004=               2003**
Net asset value, beginning of period                                $13.11              $10.72                $9.11###
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------
  Net investment loss                                               $(0.02)             $(0.04)              $(0.00)+++
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                2.54                2.44                 1.61^
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $2.52               $2.40                $1.61
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                             $(1.23)             $(0.01)                 $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $14.40              $13.11               $10.72
-------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                 19.90               22.43                17.67###++
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                  1.52                1.52                 1.65+
Expenses after expense reductions##                                   1.51                1.50                 1.49+
Net investment loss                                                  (0.18)              (0.30)               (0.06)+
Portfolio turnover (%)                                                 126                 128                  158
Net assets at end of period (000 Omitted)                          $10,761              $1,941                 $260
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       CLASS R1               CLASS R2
                                                                      YEAR ENDED             YEAR ENDED
                                                                       9/30/05**               9/30/05**
Net asset value, beginning of period                                     $13.03                  $13.03
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------
  Net investment loss                                                    $(0.06)                 $(0.03)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     1.12^                   1.11^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.06                   $1.08
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $14.09                  $14.11
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       8.14++                  8.29++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       2.21+                   1.90+
Expenses after expense reductions##                                        2.20+                   1.89+
Net investment loss                                                       (0.83)+                 (0.42)+
Portfolio turnover (%)                                                      126                     126
Net assets at end of period (000 Omitted)                                  $313                    $410
-------------------------------------------------------------------------------------------------------

CLASS R3
                                                                       YEARS ENDED 9/30
                                                  -------------------------------------------------
                                                                   2005=                    2004**=
Net asset value, beginning of period                               $13.06                    $11.39###
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------
  Net investment loss                                              $(0.06)                   $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                               2.54                      1.74^
---------------------------------------------------------------------------------------------------
Total from investment operations                                    $2.48                     $1.68
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                            $(1.23)                   $(0.01)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $14.31                    $13.06
---------------------------------------------------------------------------------------------------
Total return (%)&***                                                19.66                     14.79###++
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                 1.76                      1.78+
Expenses after expense reductions##                                  1.75                      1.76+
Net investment loss                                                 (0.45)                    (0.62)+
Portfolio turnover (%)                                                126                       128
Net assets at end of period (000 Omitted)                          $1,218                      $212
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R4               CLASS R5
                                                                       YEAR ENDED             YEAR ENDED
                                                                       9/30/05**               9/30/05**
Net asset value, beginning of period                                     $13.32                  $13.32
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                           $(0.00)+++               $0.02

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     1.13^                   1.14^
----------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.13                   $1.16
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $14.45                  $14.48
----------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       8.48++                  8.71++
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.41+                   1.11+
Expenses after expense reductions##                                        1.40+                   1.10+
Net investment income (loss)                                              (0.06)+                  0.24+
Portfolio turnover (%)                                                      126                     126
Net assets at end of period (000 Omitted)                                   $54                     $54
----------------------------------------------------------------------------------------------------------

CLASS 529A
                                                                              YEARS ENDED 9/30
                                                        ----------------------------------------------------------------
                                                          2005=              2004=               2003             2002**

Net asset value, beginning of period                     $13.05             $10.68              $8.55              $9.24###
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                           $(0.04)            $(0.05)            $(0.02)             $0.01

  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.54               2.42               2.15              (0.70)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $2.50              $2.37              $2.13             $(0.69)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                          $(1.23)               $--                $--                $--
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $14.32             $13.05             $10.68              $8.55
------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                   19.83              22.19              24.91              (7.47)###++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                       1.61               1.62               1.75               2.08+
Expenses after expense reductions##                        1.60               1.60               1.59               1.62+
Net investment income (loss)                              (0.32)             (0.42)             (0.18)              0.50+
Portfolio turnover (%)                                      126                128                158                113
Net assets at end of period (000 Omitted)                $1,038               $643               $262                 $7
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B

                                                                                YEARS ENDED 9/30
                                                           --------------------------------------------------------------
                                                             2005=              2004=               2003           2002**
Net asset value, beginning of period                        $12.84             $10.58              $8.52            $9.22
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.13)            $(0.13)            $(0.08)          $(0.00)+++

  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.49               2.39               2.14            (0.70)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.36              $2.26              $2.06           $(0.70)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     $(1.23)               $--                $--              $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $13.97             $12.84             $10.58            $8.52
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                      19.01              21.36              24.18            (7.59)++
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.26               2.26               2.40             2.73+
Expenses after expense reductions##                           2.25               2.24               2.24             2.27+
Net investment loss                                          (0.97)             (1.07)             (0.82)           (0.20)+
Portfolio turnover (%)                                         126                128                158              113
Net assets at end of period (000 Omitted)                     $174               $135                $59               $5
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C

                                                                                YEARS ENDED 9/30
                                                           --------------------------------------------------------------
                                                             2005=              2004=               2003           2002**

Net asset value, beginning of period                        $12.86             $10.59              $8.52            $9.22###
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                       $(0.13)            $(0.13)            $(0.08)          $(0.00)+++

  Net realized and unrealized gain (loss) on
  investments and foreign currency                            2.50               2.40               2.15            (0.70)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $2.37              $2.27              $2.07           $(0.70)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     $(1.23)               $--                $--              $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $14.00             $12.86             $10.59            $8.52
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                      19.06              21.44              24.30            (7.59)###++
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          2.26               2.26               2.40             2.73+
Expenses after expense reductions##                           2.25               2.24               2.24             2.27+
Net investment loss                                          (0.95)             (1.06)             (0.85)           (0.20)+
Portfolio turnover (%)                                         126                128                158              113
Net assets at end of period (000 Omitted)                     $353               $178                $44               $5
-------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2001.
 ** For the period from the class' inception, November 1, 2001 (Classes B, C, and I), December 31, 2002 (Class R), July
    31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5)
    through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset values and total returns previously reported as $9.37 and (8.95)% (Class B), $9.37 and (8.95)% (Class
    C), $9.37 and (8.18)% (Class I), $9.16 and 17.03% (Class R), $11.43 and 14.39% (Class R3), $9.25 and (7.57)% (Class
    529A), and $9.23 and (7.69)% (Class 529C), respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset values and total returns previously reported were from inception date, the date the share classes were first available to public shareholders.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include any applicable sales charges.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended September 30, 2005, the fund's custodian fees were reduced by $18,623 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended September 30, 2005, the fund's miscellaneous expenses were reduced by $50,226 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, real estate investment trusts, wash sales, net operating losses, and treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes.

The tax character of distributions declared for the years ended
September 30, 2005 and September 30, 2004 was as follows:

                                              9/30/05      9/30/04
        Distributions declared from:
          Ordinary income                 $31,196,044     $269,551
          Long-term capital gain           13,938,830           --
        ----------------------------------------------------------
        Total distributions declared      $45,134,874     $269,551

During the year ended September 30, 2005, accumulated net investment loss decreased by $201,039, accumulated net realized gain on investments and foreign currency transactions decreased by $3,553,731, and paid-in capital increased by $3,352,692 due to differences between book and tax accounting for foreign currency transactions, real estate investment trusts, net operating losses, and treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes. This change had no effect on the net assets or net asset value per share.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                  $45,505,900
        Undistributed long-term capital gain            34,316,152
        Unrealized appreciation (depreciation)          41,975,551
        Other temporary differences                         (9,941)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. At the beginning of the period, the management fee was computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. Effective August 1, 2005, the management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets up to $1 billion and 0.70% of the fund's average daily net assets in excess of $1 billion. The management fee incurred for the year ended September 30, 2005 was equivalent to an annual rate of 0.75% of the fund's average daily net assets.

MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that these operating expenses did not exceed 0.25% of the fund's average daily net assets annually. To the extent that the fund's actual operating expenses were below 0.25%, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement terminated on January 31, 2005 and as of this date there were no unreimbursed expenses. Effective February 1, 2005, MFS has contractually agreed to limit the fund's operating expenses and to pay the fund's operating expenses exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.25% of the fund's average daily net assets annually. This new arrangement will be in effect until January 31, 2006 unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $107,963 and $1,688 for the year ended September 30, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                  TOTAL          ANNUAL      SERVICE FEE      DISTRIBUTION
           DISTRIBUTION        SERVICE     DISTRIBUTION       EFFECTIVE         RETAINED       AND SERVICE
               FEE RATE       FEE RATE          PLAN(1)         RATE(2)        BY MFD(3)               FEE
Class A           0.10%          0.25%            0.35%         0.35%            $4,782           $410,340
Class B           0.75%          0.25%            1.00%         1.00%               623          1,058,124
Class C           0.75%          0.25%            1.00%         1.00%               383            346,448
Class R           0.25%          0.25%            0.50%         0.50%                13             34,059
Class R1          0.50%          0.25%            0.75%         0.75%               194                499
Class R2          0.25%          0.25%            0.50%         0.50%               129                339
Class R3          0.25%          0.25%            0.50%         0.50%                22              3,295
Class R4             --          0.25%            0.25%         0.25%                65                 65
Class 529A        0.25%          0.25%            0.50%         0.35%             1,218              3,070
Class 529B        0.75%          0.25%            1.00%         1.00%                23              1,599
Class 529C        0.75%          0.25%            1.00%         1.00%                61              2,669
----------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                             $1,860,507

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2005 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class
    529A distribution fee is not yet implemented and will commence on such date as the fund's Board of
    Trustees may determine.
(3) For the year ended September 30, 2005, MFD retained these service fees.

Certain Class A, Class C, and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September 30, 2005 were as follows:

                                                            AMOUNT

          Class A                                           $4,407
          Class B                                          180,194
          Class C                                            2,894
          Class 529B                                           210
          Class 529C                                           192

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended September 30, 2005, were as follows:

                                                            AMOUNT

          Class 529A                                        $2,193
          Class 529B                                           400
          Class 529C                                           667
          --------------------------------------------------------
          Total Program Manager Fees                        $3,260

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2005, the fee was $632,890, which equated to 0.1068% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended September 30, 2005, these costs amounted to $209,741.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended September 30, 2005 was equivalent to an annual effective rate of 0.0113% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended September 30, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:
                                                                          AMOUNT
                                                   FEE       TOTAL      RETAINED
                                                  RATE      AMOUNT        BY MFS

Class R1                                         0.45%        $299          $230
Class R2                                         0.40%         271           200
Class R3                                         0.25%       1,649           580
Class R4                                         0.15%          39            39
Class R5                                         0.10%          26            26
--------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                             $2,284        $1,075

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,774, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $871,181,254 and $728,299,499, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $660,117,335
          --------------------------------------------------------
          Gross unrealized appreciation                $72,488,763
          Gross unrealized depreciation                (30,513,212)
          --------------------------------------------------------
          Net unrealized appreciation (depreciation)   $41,975,551

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 Year ended 9/30/05                Year ended 9/30/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                   5,699,142       $78,002,281       4,107,516       $51,494,984
Shares issued to shareholders in
reinvestment of distributions                   615,526         8,278,823              --                --
Shares reacquired                            (2,792,389)      (38,204,297)     (2,179,922)      (27,535,296)
-----------------------------------------------------------------------------------------------------------
Net change                                    3,522,279       $48,076,807       1,927,594       $23,959,688

CLASS B SHARES
Shares sold                                   3,117,703       $41,801,180       2,831,033       $34,800,800
Shares issued to shareholders in
reinvestment of distributions                   616,204         8,121,567              --                --
Shares reacquired                            (2,512,515)      (33,579,685)     (2,191,259)      (27,129,931)
-----------------------------------------------------------------------------------------------------------
Net change                                    1,221,392       $16,343,062         639,774        $7,670,869

CLASS C SHARES
Shares sold                                   1,408,379       $18,976,385       1,026,389       $12,711,531
Shares issued to shareholders in
reinvestment of distributions                   181,132         2,389,128              --                --
Shares reacquired                              (572,502)       (7,658,854)       (596,090)       (7,403,467)
-----------------------------------------------------------------------------------------------------------
Net change                                    1,017,009       $13,706,659         430,299        $5,308,064

CLASS I SHARES
Shares sold                                   6,198,850       $84,368,344      10,169,305      $127,364,640
Shares issued to shareholders in
reinvestment of distributions                 1,792,931        24,365,935          22,465           268,460
Shares reacquired                              (382,208)       (5,349,897)        (86,164)       (1,077,151)
-----------------------------------------------------------------------------------------------------------
Net change                                    7,609,573      $103,384,382      10,105,606      $126,555,949

CLASS R SHARES
Shares sold                                     722,135        $9,775,292         230,207        $2,780,682
Shares issued to shareholders in
reinvestment of distributions                    16,137           216,586              92             1,085
Shares reacquired                              (139,070)       (1,918,314)       (106,453)       (1,310,117)
-----------------------------------------------------------------------------------------------------------
Net change                                      599,202        $8,073,564         123,846        $1,471,650

                                                 Period ended 9/30/05**
                                                SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                      22,181          $309,138

CLASS R2 SHARES
Shares sold                                      30,662          $429,112
Shares reacquired                                (1,630)          (23,153)
-------------------------------------------------------------------------
Net change                                       29,032          $405,959

                                                   Year ended 9/30/05              Period ended 9/30/04*
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES
Shares sold                                     105,858        $1,449,676          30,506          $371,498
Shares issued to shareholders in
reinvestment of distributions                     1,580            21,100          0***                   6
Shares reacquired                               (38,551)         (521,295)        (14,262)         (174,359)
-----------------------------------------------------------------------------------------------------------
Net change                                       68,887          $949,481          16,244          $197,145

                                                  Period ended 9/30/05**
                                                 SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                       3,754           $50,000

CLASS R5 SHARES
Shares sold                                       3,754           $50,000

                                                   Year ended 9/30/05                Year ended 9/30/04
                                                SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                      20,445          $276,947          25,613          $315,099
Shares issued to shareholders in
reinvestment of distributions                     4,894            65,333              --                --
Shares reacquired                                (2,127)          (29,483)           (882)          (12,742)
-----------------------------------------------------------------------------------------------------------
Net change                                       23,212          $312,797          24,731          $302,357

CLASS 529B SHARES
Shares sold                                       2,040           $26,452           5,024           $60,832
Shares issued to shareholders in
reinvestment of distributions                     1,004            13,148              --                --
Shares reacquired                                (1,112)          (14,807)             (8)              (94)
-----------------------------------------------------------------------------------------------------------
Net change                                        1,932           $24,793           5,016           $60,738

CLASS 529C SHARES
Shares sold                                      12,566          $166,218           9,658          $118,556
Shares issued to shareholders in
reinvestment of distributions                     1,271            16,670              --                --
Shares reacquired                                (2,429)          (33,024)             (8)              (99)
-----------------------------------------------------------------------------------------------------------
Net change                                       11,408          $149,864           9,650          $118,457

  * For the period from October 31, 2003, through September 30, 2004.
 ** For the period from April 1, 2005, through September 30, 2005.
*** Share amount was less than 1.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund, were the owners of record of approximately 12%, 25%, 17%, and less than 1% for the three MFS Lifetime Funds, respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended September 30, 2005 was $4,140, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended September 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust XI and Shareholders of
MFS Mid Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust XI), including the portfolio of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Value Fund at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
November 11, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                        CUSTODIAN
Massachusetts Financial Services Company                  State Street Bank and Trust Company
500 Boylston Street, Boston, MA                           225 Franklin Street, Boston, MA 02110
02116-3741
                                                          INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                               ACCOUNTING FIRM
MFS Fund Distributors, Inc.                               Ernst & Young LLP
500 Boylston Street, Boston, MA                           200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Constantinos Mokas

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 44th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 31st percentile for the one-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.05% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $17,291,522 as a capital gain dividend for the year ended September 30, 2005.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MDV-ANN-11/05 50M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to a series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to the other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended September 30, 2005 and 2004, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                          Audit Fees
           FEES BILLED BY DELOITTE:                   2005           2004
                                                      ----           ----

                MFS Union Standard Equity Fund     $32,660        $29,400
                         TOTAL

                                                          Audit Fees
           FEES BILLED BY E&Y :                       2005           2004
                                                      ----           ----

                MFS Mid Cap Value Fund             $20,710        $18,900
                         TOTAL

For the fiscal years ended September 30, 2005 and 2004, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         Audit-Related Fees(1)              Tax Fees(2)              All Other Fees(3)
  FEES BILLED BY DELOITTE:               2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----

       To MFS Union Standard                    $0             $0       $11,150        $10,900             $0            $0
       Equity Fund

       To MFS and MFS Related
       Entities of MFS Union
       Standard Equity Fund*              $969,391       $859,500       $62,000        $35,000       $755,675       $32,500

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----

       To MFS Union Standard
       Equity Fund, MFS and MFS
       Related Entities#                $1,846,112                     $973,900


                                         Audit-Related Fees(1)              Tax Fees(2)              All Other Fees(4)
  FEES BILLED BY E&Y:                    2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----

       To MFS Mid Cap Value                     $0             $0        $6,770         $8,290           $185            $0
       Fund

  TOTAL FEES BILLED BY E&Y                      $0             $0            $0             $0       $697,617            $0
  TO ABOVE FUND


       To MFS and MFS Related
       Entities of MFS
       Mid Cap Value Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----

       To MFS Mid Cap Value Fund,
       MFS and MFS Related
       Entities#                          $720,072                      $15,290

*   This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#   This amount reflects the aggregate fees billed by Deloitte and E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under
    "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI
             -------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -------------------------------
                          Maria F. Dwyer, President

Date:   November 23, 2005
        -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -------------------------------
                          Maria F. Dwyer, President
                          (Principal Executive Officer)

Date:    November 23, 2005
         -----------------


By (Signature and Title)*  TRACY ATKINSON
                           -----------------------------------------
                           Tracy Atkinson, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date:    November 23, 2005
         -----------------

* Print name and title of each signing officer under his or her signature.